Selected Quarterly Results of Operations - Quarterly Results of Operations (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 1,263,882	$ 1,250,059	$ 1,245,849	$ 1,245,199	$ 1,242,564	$ 1,235,962	$ 1,223,304	$ 1,185,720	$ 5,004,989	$ 4,887,550	$ 4,576,697
Operating income	112,674	175,868	155,732	184,334	138,925	182,714	182,277	150,074	628,608	653,990	664,797
Net income	$ 86,441	$ 140,289	$ 118,502	$ 147,965	$ 102,011	$ 159,428	$ 149,603	$ 129,667	$ 493,197	$ 540,709	$ 549,501
Basic earnings per share	$ 0.76	$ 1.22	$ 1.02	$ 1.27	$ 0.86	$ 1.33	$ 1.24	$ 1.07	$ 4.27	$ 4.52	$ 4.47
Diluted earnings per share	$ 0.76	$ 1.21	$ 1.01	$ 1.26	$ 0.86	$ 1.32	$ 1.23	$ 1.07	$ 4.25	$ 4.49	$ 4.44